UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [X]; Amendment Number:1
  This Amendment (Check only one.):    [X] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Opus Trading Fund, LLC
Address:       One Jericho Plaza
               Jericho, New York 11753-1635

Form 13F File Number:  028-13215

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:          Mark Peckman
Title:         General Counsel
Phone:         516-942-2411


Signature, Place, and Date of Signing:

/s/ Mark Peckman           Jericho, New York              5/14/10
----------------           -----------------             --------
   [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

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                                TITLE OF                   VALUE     SHARES/    SH/ PUT/ INVSTMT   OTHER          VOTING AUTHORITY
NAME OF ISSUER                  CLASS            CUSIP     x($1000)  PRN AMT    PRN CALL DISCRETN  MANAGERS      SOLE    SHARED NONE
------------------------------  ---------------- --------- --------  --------   -------  --------  ---------   -------- ------------
ALLIANCEBERNSTEIN INCOME FUN    COM              01881E101       290     35,167     SH      DEFINED   01, 02     35,167
                                                                                              OTHER       03
AMAZON COM INC                  COM              023135106       534      3,966     SH      DEFINED   01, 02      3,966
                                                                                              OTHER       03
AMBAC FINL GROUP INC            COM              023139108        37     45,100     SH      DEFINED   01, 02     45,100
                                                                                              OTHER       03
APPLE INC                       COM              037833100     2,215     10,504     SH      DEFINED   01, 02     10,504
                                                                                              OTHER       03
BAIDU INC                       SPON ADR REP A   056752108       206        502     SH      DEFINED   01, 02        502
                                                                                              OTHER       03
BANK OF AMERICA CORPORATION     COM              060505104       496     32,953     SH      DEFINED   01, 02     32,953
                                                                                              OTHER       03
CF INDS HLDGS INC               COM              125269100       390      4,300     SH      DEFINED   01, 02      4,300
                                                                                              OTHER       03
CITIGROUP INC                   COM              172967101       170     51,400     SH      DEFINED   01, 02     51,400
                                                                                              OTHER       03
DIAMONDS TR                     UNIT SER 1       252787106       557      5,350     SH      DEFINED   01, 02      5,350
                                                                                              OTHER       03
DIREXION SHS ETF TR             DLY R/E BULL3X   25459W516       869     11,741     SH      DEFINED   01, 02     11,741
                                                                                              OTHER       03
DIREXION SHS ETF TR             DLY R/E BULL3X   25459W755       342      2,400     SH      DEFINED   01, 02      2,400
                                                                                              OTHER       03
DYNEGY INC DEL                  CL A             26817G102        46     25,429     SH      DEFINED   01, 02     25,429
                                                                                              OTHER       03
EXXON MOBIL CORP                COM              30231G102     1,503     22,041     SH      DEFINED   01, 02     22,041
                                                                                              OTHER       03
FEDERAL HOME LN MTG CORP        COM              313400301        86     58,500     SH      DEFINED   01, 02     58,500
                                                                                              OTHER       03
FEDERAL NATL MTG ASSN           COM              313586109        67     56,800     SH      DEFINED   01, 02     56,800
                                                                                              OTHER       03
GENERAL ELECTRIC CO             COM              369604103       213     14,100     SH      DEFINED   01, 02     14,100
                                                                                              OTHER       03
GOLD FIELDS LTD NEW             SPONSORED ADR    38059T106       267     20,368     SH      DEFINED   01, 02     20,368
                                                                                              OTHER       03
GOLDCORP INC NEW                COM              380956409       248      6,300     SH      DEFINED   01, 02      6,300
                                                                                              OTHER       03
GOLDMAN SACHS GROUP INC         COM              38141G104     1,305      7,731     SH      DEFINED   01, 02      7,731
                                                                                              OTHER       03
GOOGLE INC                      CL A             38259P508       858      1,384     SH      DEFINED   01, 02      1,384
                                                                                              OTHER       03
ING GROEP N V                   SPONSORED ADR    456837103       178     18,100     SH      DEFINED   01, 02     18,100
                                                                                              OTHER       03
INTERCONTINENTALEXCHANGE INC    COM              45865V100       315      2,805     SH      DEFINED   01, 02      2,805
                                                                                              OTHER       03
INTERNATIONAL BUSINESS MACHS    COM              459200101       591      4,518     SH      DEFINED   01, 02      4,518
                                                                                              OTHER       03
ISHARES SILVER TRUST            ISHARES          46428Q109       300     18,100     SH      DEFINED   01, 02     18,100
                                                                                              OTHER       03
JPMORGAN CHASE & CO             COM              46625H100       325      7,800     SH      DEFINED   01, 02      7,800
                                                                                              OTHER       03
KINROSS GOLD CORP               COM NO PAR       496902404       237     12,900     SH      DEFINED   01, 02     12,900
                                                                                              OTHER       03
MARKET VECTORS ETF TR           GOLD MINER ETF   57060U100       591     12,800     SH      DEFINED   01, 02     12,800
                                                                                              OTHER       03
MICROSOFT CORP                  COM              594918104       516     16,931     SH      DEFINED   01, 02     16,931
                                                                                              OTHER       03
NEWMONT MINING CORP             COM              651639106       335      7,087     SH      DEFINED   01, 02      7,087
                                                                                              OTHER       03
NOVAGOLD RES INC                COM NEW          66987E206       105     17,100     SH      DEFINED   01, 02     17,100
                                                                                              OTHER       03
OIL SVC HOLDRS TR               DEPOSTRY RCPT    678002106       673      5,655     SH      DEFINED   01, 02      5,655
                                                                                              OTHER       03
POWERSHS DB US DOLLAR INDEX     DOLL INDX BULL   73936D107     2,504    108,512     SH      DEFINED   01, 02    108,512
                                                                                              OTHER       03
PROSHARES TR                    PSHS REAL ESTAT  74347R297       455      9,100     SH      DEFINED   01, 02      9,100
                                                                                              OTHER       03
PROSHARES TR                    PSHS REAL ESTAT  74347R552       112      15000     SH      DEFINED   01, 02      15000
                                                                                              OTHER       03
RESEARCH IN MOTION LTD          COM              760975102       246       3645     SH      DEFINED   01, 02       3645
                                                                                              OTHER       03
SPDR GOLD TRUST                 GOLD SHS         78463V107      1416      13200     SH      DEFINED   01, 02      13200
                                                                                              OTHER       03
SPDR S&P 500 ETF TR             UNIT SER 1       78462F103      7957      71400     SH      DEFINED   01, 02      71400
                                                                                              OTHER       03
TECK RESOURCES LTD              CL B             878742204       475      13590     SH      DEFINED   01, 02      13590
                                                                                              OTHER       03
VISA INC                        COM CL A         92826C839       332      3,795     SH      DEFINED   01, 02      3,795
                                                                                              OTHER       03
WATERS CORP                     COM              941848103       204       3289     SH      DEFINED   01, 02       3289
                                                                                              OTHER       03
WELLS FARGO & CO NEW            COM              949746101       497      18400     SH      DEFINED   01, 02      18400
                                                                                              OTHER       03
YAMANA GOLD INC                 COM              98462Y100       318      27900     SH      DEFINED   01, 02      27900
                                                                                              OTHER       03

                                                 42           29,381
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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              3
Form 13F Information Table Entry Total:         42
Form 13F Information Table Value Total:         29,381
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number       CIK Number    Name
01                               0001491980    Amity Trading Partners LLC
02    28-13268                   0001425994    Schonfeld Group Holdings, LLC
03    28-13270                   0001450323    Amity Advisers LLC

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